Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 2,564	$ 2,393	$ 2,196
Deferred	83	175	77
Total income tax provision	$ 2,647	$ 2,568	$ 2,273